Prepayments and other receivables	12 Months Ended
Dec. 31, 2023
Prepayments And Other Receivables
Prepayments and other receivables

18.	Prepayments and other receivables

	2023	2022
	€’000	€’000
Prepayments	585	2,010
Trade receivables	1,473	-
VAT recoverable	1,387	3,669
Grant receivable	803	803
Other receivables	671	1,760
	4,919	8,242

Information about the Group’s exposure to credit risk and impairment losses for trade and other receivables is included in note 24 (c).

Transfer of trade receivables

The Group sold with recourse trade receivables to a bank for cash proceeds. These trade receivables have not been derecognised from the statement of financial position, because the group retains substantially all of the risks and rewards. The group therefore continues to recognise the transferred assets in their entirety in its statement of financial position. The amount repayable under the factoring agreement is presented as loans and borrowings, see below. The receivables are considered to be held within a held to collect business model consistent with the group's continuing recognition of the receivables.

The following information shows the carrying amount of trade receivables at the reporting date that have been transferred but have not been derecognised and the associated liabilities.

	2023	2022
	€’000	€’000
Carrying amount of trade receivables transferred to a bank	1,326	-
Carrying amount of associated liabilities	1,326	-

The above liability is shown as ‘Loans and borrowings’ on the statement of financial position. We consider the fair value of this amount to represent a reasonable approximation of the carrying value as they are short-term in nature.